Note 4 - Premises and Equipment (Detail) - Future Minimum Rental Commitments (USD $)	Dec. 31, 2012
2013	$ 373,079
2014	374,846
2015	216,844
2016	222,897
2017	224,772
Thereafter	339,102
$ 1,751,540